Description of the Business	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Description of the Business

1. DESCRIPTION OF THE BUSINESS

ERYTECH Pharma S.A. (“ERYTECH,” and together with its subsidiary the “Company”) is incorporated in Lyon, France, and was founded in 2004 to develop and market innovative red blood cell-based therapeutics for cancer and orphan diseases. The Company’s most advanced product candidates are being developed for the treatment of pancreatic cancer.

The Company completed its initial public offering on Euronext Paris in May 2013, raising €17.7 million and a follow-on offering of €30.0 million (on a gross basis before deducting offering expenses), in October 2014. The initial public offering triggered the conversion of the totality of the convertible bonds previously issued. Two private placements of respectively 940,000 ordinary and 793,877 ordinary shares for €25.4 million and €9.9 million (on a gross basis before deducting offering expenses) were completed in December 2015 and 2016 with institutional investors in the United States and in Europe. In April 2017, the Company completed a follow-on offering of €70.5 million (on a gross basis before deducting offering expenses). The Company completed an initial public offering on the Nasdaq Global Select Market raising €124 million ($144 million on a gross basis before deducting offering expenses).

The Company has incurred losses and negative cash flows from operations since its inception and had shareholders’ equity of €117,025 thousand as of June 30, 2019 as a result of several financing rounds, including an initial public offering. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenue from its product candidates in development. Substantial additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates.

The Company’s future operations are highly dependent on a combination of factors, including: (i) the success of its research and development; (ii) regulatory approval and market acceptance of the Company’s proposed future products; (iii) the timely and successful completion of additional financing; and (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies. As a result, the Company is and should continue, in the short to mid-term, to be financed through partnership agreements for the development and commercialization of its drug candidates and through the issuance of new debt or equity instruments.

The accompanying condensed consolidated financial statements and related notes (the “Condensed Consolidated Financial Statements”) present the operations of ERYTECH Pharma S.A. and its subsidiary, ERYTECH Pharma, Inc.

Major events of the first half of 2019

Business

May 2019:

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Acceptance by the U.S. Food and Drug Administration (FDA) of the Company’s Investigational New Drug (IND) application for eryaspase, consisting of the enzyme L-asparaginase encapsulated inside donor derived red blood cells. The acceptance of the IND will enable ERYTECH to initiate enrollment at U.S. clinical trial sites for its ongoing pivotal Phase 3 TRYbeCA1 trial evaluating eryaspase in second-line pancreatic cancer.

June 2019:

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Opening of the a U.S.-based GMP manufacturing facility in Princeton, New Jersey, United States. The facility will support production capacity needs for eryaspase, the Company’s lead product candidate, for patients in the United States. The Princeton facility is targeted to begin manufacturing eryaspase in the fourth quarter of 2019 to ensure supply for U.S. participants in the TRYbeCA1 trial.

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The Company signed an agreement with SQZ Biotechnologies (SQZ), a cell therapy company developing novel treatments in multiple therapeutic areas, to collaborate on the advancement of novel red blood cell-based therapeutics for immune modulation. The Company is eligible to receive up to $57 million in combined upfront and potential development, regulatory and commercial milestone payments for the first product successfully developed by SQZ under this agreement. The Company will also be eligible to receive sales royalties.

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Enrollment of first patient in the Phase 2 clinical trial, named TRYbeCA2, evaluating the Company’s lead product candidate, eryaspase, for the treatment of first line triple negative breast cancer (TNBC).

Management

January 2019:

•	Grant of 36,150 free shares and 38,025 stock-options to employees.

•	Eric Soyer is appointed as Deputy General Manager of the Company.

April 2019:

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Grant of 94,200 free shares (of which 36,000 to executives and 58,200 to employees), 76,905 stock-options (of which 44,200 to executives and 32,705 to employees) and 25,998 warrants to members of the board of directors.

June 2019:

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Dr. Jean-Paul Kress was appointed as Chairman of the Board of Directors by the Board of Directors following his appointment as board member at the Company’s Annual General Meeting of Shareholders held on June 21, 2019. Dr. Kress has over 25 years’ experience as a senior executive in international biotechnology and pharmaceutical groups.